Segment Disclosures Recon from Modified EBITDA to Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	$ 4,447	$ 3,388	$ 3,466
Accretion expense associated with asset retirement obligations for nonregulated operations	(33)	(33)	(33)
Depreciation and amortization expenses	(1,714)	(1,725)	(1,736)
Equity earnings (losses)	375	396	434
Other investing income (loss) – net	(79)	187	282
Proportional Modified EBITDA Equity Method Investments	(746)	(770)	(795)
Interest Expense	(1,186)	(1,112)	(1,083)
(Provision) benefit for income taxes	(335)	(138)	1,974
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(15)	0	0
Net income (loss)	714	193	2,509
Intersegment Eliminations [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Proportional Modified EBITDA Equity Method Investments	0	0	0
Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	2,175	2,293	1,337
Proportional Modified EBITDA Equity Method Investments	(177)	(183)	(264)
Operating Segments [Member] | Northeast G And P [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	1,314	1,086	819
Proportional Modified EBITDA Equity Method Investments	(454)	(493)	(452)
Operating Segments [Member] | West [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	952	38	313
Proportional Modified EBITDA Equity Method Investments	(115)	(94)	(79)
Operating Segments [Member] | Other [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	6	(29)	997
Proportional Modified EBITDA Equity Method Investments	$ 0	$ 0	$ 0